Income Taxes - Schedule of Company's Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	$ (26,645)	$ (58,587)	$ (53,780)
Deferred tax benefit	89,911	56,406	17,409
Income tax benefit (expense)	$ 63,266	$ (2,181)	$ (36,371)